UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5717

Dreyfus Worldwide Dollar Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/2012

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FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Worldwide Dollar
Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for DreyfusWorldwide Dollar Money Market Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets encountered heightened volatility during the second half of 2011, particularly when investors fled riskier assets due to macroeconomic concerns ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of the sovereign debt crisis in Europe.These developments triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the fixed-income rally in the fall, but an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”) prevented yields from rising appreciably over the remainder of the reporting period. In the midst of this turmoil affecting longer-term securities, money market instruments remained stable and anchored near zero percent, as the Fed continued to maintain its target for short-term interest rates at historically low levels.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Patricia A. Larkin, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Worldwide Dollar Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund also produced an annualized effective yield of 0.00%.1

Yields of money market instruments remained near historical lows during the reporting period despite stronger economic growth, as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a range between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic and foreign banks or their subsidiaries or branches; repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Better Economic Conditions Cheered Investors

The reporting period began in the wake of heightened volatility in most financial markets, as investors responded nervously to an ongoing sover-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

eign debt crisis in Europe and an unprecedented downgrade of one agency’s credit rating on long-term U.S. debt securities. However, the agency’s rating on short-term government debt, including securities purchased by many money market funds, was left unchanged. Investors also had reacted negatively to disappointing U.S. economic data, which stoked fears that the U.S. economy might be headed for a double-dip recession.

Fortunately, investors’ worst fears failed to materialize over the reporting period. November saw a steep decline in the unemployment rate from 9.0% to 8.6%, orders and production in the manufacturing sector accelerated, and data from retailers suggested that consumers were spending more freely in the opening weeks of the 2011 holiday season. December witnessed more economic improvement, including an unemployment rate of 8.5%, while consumer confidence climbed to an eight-month high. It later was estimated that the U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as it was announced that existing home sales posted a 5% gain in December 2011. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%, its lowest reading in more than three years.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher during March, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April amid mixed data. Only 130,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%. Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 2.2% annualized rate over the first quarter of 2011, due primarily to significant cuts in government spending.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the Fed has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we maintained the fund’s focus on quality and liquidity.

May 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Worldwide Dollar Money Market Fund, Inc. from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

Expenses paid per $1,000†	$1.29
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

Expenses paid per $1,000†	$1.31
Ending value (after expenses)	$1,023.57

† Expenses Expenses are equal to the fund’s annualized expense ratio of .26%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—33.8%	Amount ($)		Value ($)
Bank of Nova Scotia
0.55%, 5/1/12	10,000,000	[a]	10,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.35%, 7/24/12	12,000,000		12,000,000
Barclays Bank PLC
0.54%, 5/1/12	20,000,000	[a]	20,000,000
Credit Suisse New York (Yankee)
0.52%, 10/2/12	15,000,000		15,000,000
Deutsche Bank AG (Yankee)
0.22%, 5/2/12	15,000,000		15,000,000
Norinchukin Bank (Yankee)
0.41%, 7/23/12	12,000,000		12,000,000
Skandinaviska Enskilda Banken (Yankee)
0.47%, 7/26/12	12,000,000	[b]	12,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.50%, 10/18/12	5,000,000	[b]	5,000,000
Svenska Handelsbanken (Yankee)
0.24%, 7/30/12	12,000,000		12,000,150
Total Negotiable Bank Certificates of Deposit
(cost $113,000,150)			113,000,150

Commercial Paper—7.5%
Mizuho Funding LLC
0.36%, 7/16/12	10,000,000	[b]	9,992,400
Sumitomo Mitsui Banking Corporation
0.36%, 7/13/12	5,000,000	[b]	4,996,350
Toyota Motor Credit Corp.
0.39%, 10/19/12	10,000,000		9,981,475
Total Commercial Paper
(cost $24,970,225)			24,970,225

Asset-Backed Commercial Paper—10.5%
Atlantis One Funding Corp.
0.26%, 7/19/12	10,000,000	[b]	9,994,294
Collateralized Commercial Paper Program Co., LLC
0.30%, 5/1/12	10,000,000		10,000,000
FCAR Owner Trust, Ser. II
0.29%, 6/6/12	15,000,000		14,995,650
Total Asset-Backed Commercial Paper
(cost $34,989,944)			34,989,944

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits—22.5%	Amount ($)	Value ($)
DnB Bank (Grand Cayman)
0.15%, 5/1/12	15,000,000	15,000,000
National Australia Bank (Grand Cayman)
0.14%, 5/1/12	15,000,000	15,000,000
Royal Bank of Canada (Toronto)
0.10%, 5/1/12	15,000,000	15,000,000
Swedbank (Grand Cayman)
0.16%, 5/1/12	15,000,000	15,000,000
U.S. Bank NA (Grand Cayman)
0.10%, 5/1/12	15,000,000	15,000,000
Total Time Deposits
(cost $75,000,000)		75,000,000

Repurchase Agreements—25.5%
Barclays Capital, Inc.
0.18%, dated 4/30/12, due 5/1/12 in the
amount of $40,000,200 (fully collateralized
by $31,742,100 U.S. Treasury Bonds, 4.50%,
due 8/15/39, value $40,800,088)	40,000,000	40,000,000
Deutsche Bank Securities Inc.
0.19%, dated 4/30/12, due 5/1/12 in the
amount of $20,000,106 (fully collateralized
by $20,349,200 U.S. Treasury Notes, 0.88%,
due 4/30/17, value $20,400,073)	20,000,000	20,000,000
HSBC USA Inc.
0.28%, dated 4/30/12, due 5/1/12 in the
amount of $15,000,117 (fully collateralized
by $15,150,000 U.S. Treasury Notes, 2%,
due 2/15/22, value $15,302,423)	15,000,000	15,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBS Securities, Inc.
0.18%, dated 4/30/12, due 5/1/12 in the
amount of $10,000,050 (fully collateralized
by $10,175,000 U.S. Treasury Notes, 0.88%,
due 4/30/17, value $10,200,438)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $85,000,000)		85,000,000

Total Investments (cost $332,960,319)	99.8%	332,960,319
Cash and Receivables (Net)	.2%	520,681
Net Assets	100.0%	333,481,000

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities amounted to $41,983,044 or 12.6% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	60.8	Asset-Backed/Single Seller	4.5
Repurchase Agreements	25.5	Finance	3.0
Asset-Backed/Banking	6.0		99.8

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $85,000,000)—Note 1(b)	332,960,319	332,960,319
Cash		638,947
Interest receivable		22,764
Prepaid expenses		26,346
		333,648,376
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		36,758
Payable for shares of Common Stock redeemed		55,879
Accrued expenses		74,739
		167,376
Net Assets ($)		333,481,000
Composition of Net Assets ($):
Paid-in capital		333,526,302
Accumulated net realized gain (loss) on investments		(45,302)
Net Assets ($)		333,481,000
Shares Outstanding
(25 billion shares of $.001 par value Common Stock authorized)		333,526,302
Net Asset Value, offering and redemption price per share ($)		1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	442,999
Expenses:
Management fee—Note 2(a)	862,492
Shareholder servicing costs—Note 2(b)	700,820
Professional fees	40,762
Custodian fees—Note 2(b)	38,481
Registration fees	16,821
Directors’ fees and expenses—Note 2	9,438
Miscellaneous	37,964
Total Expenses	1,706,778
Less—reduction in expenses due to undertaking—Note 2(a)	(849,863)
Less—reduction in management fee due to undertaking—Note 2(a)	(412,282)
Less—reduction in fees due to earnings credits—Note 2(b)	(1,640)
Net Expenses	442,993
Investment Income—Net	6
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	205
Net Increase in Net Assets Resulting from Operations	211

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	6	16
Net realized gain (loss) on investments	205	42,651
Net Increase (Decrease) in Net Assets
Resulting from Operations	211	42,667
Dividends to Shareholders from ($):
Investment income—net	(6)	(16)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	70,383,250	166,490,620
Dividends reinvested	6	16
Cost of shares redeemed	(105,481,522)	(331,950,433)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(35,098,266)	(165,459,797)
Total Increase (Decrease) in Net Assets	(35,098,061)	(165,417,146)
Net Assets ($):
Beginning of Period	368,579,061	533,996,207
End of Period	333,481,000	368,579,061

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2012			Year Ended October 31,
	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.004	.029	.046
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)[a]				(.004)	(.029)	(.046)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00	[b]	.40[d]	2.91	4.70
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[c]	1.00		.93		.87	.79	.79
Ratio of net expenses
to average net assets	.26[c]	.25		.30		.68	.76	.75
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00	[b]	.41	2.88	4.60
Net Assets, end of period
($ x 1,000)	333,481 368,579			533,996		596,939	670,943	705,247

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
d	If payment pursuant to the Capital Support Agreement was not made, total return would have been (2.61%).
See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Worldwide Dollar Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

      The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	332,960,319
Level 3—Significant Unobservable Inputs	—
Total	332,960,319
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $45,507 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from November 1, 2011 through April 30, 2012 to reduce the management fee paid by the fund, if the fund’s aggregate expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraor-

dinary expenses) exceeded an annual rate of .75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $412,282 during the period ended April 30, 2012.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $849,863 during the period ended April 30, 2012.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2012, the fund was charged $351,445 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $253,742 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $22,739 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $758.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $38,481 pursuant to the custody agreement.These fees were partially offset by earnings credits of $882.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $137,428, custodian fees $23,592, chief compliance officer fees $2,122 and transfer agency per account fees $86,000 which are offset against an expense reimbursement currently in effect in the amount of $212,384.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Worldwide Dollar Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	June 26, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)